Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants (Details) (USD $)	12 Months Ended	6 Months Ended
	Jan. 31, 2013	Jul. 31, 2013 At Issuance [Member]	Jul. 31, 2013 Amended Convertible Promissory Notes [Member]	Jul. 31, 2013 Modification [Member]
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1	0.29%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2	2.20
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3	201.94%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4	$ 0.25
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5	0.00%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1		0.29%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2		2.20
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3		201.94%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4		0.25
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5		0.00%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1			0.10%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2			1.07
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3			151.47%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4			0.52
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5			0.00%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 1				1.03%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 2				4.25
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 3				249.92%
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 4				$ 0.52
Convertible Promissory Notes Schedule Of Fair Value Of The Agents Warrants, The Lender Warrants And The Bridge Loan Warrants 5				0.00%